Leases (Details) - Jun. 30, 2024 - Operating Lease [Member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Line Items]
Operating lease liabilities, current	¥ 1,811	$ 249
Operating lease liabilities, non current	¥ 5,054	$ 695